GOING CONCERN (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 13, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Going Concern [Line Items]
Working Capital				$ 9,358,000
Capital Deficit		$ 5,000,000		5,694,000
Accumulated Other Comprehensive Income (Loss), Net of Tax		31,000,000		25,875,000
Proceeds from Issuance Initial Public Offering	$ 9,132,750	8,151,000	$ 0
Proceeds from Notes Payable				263,000
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 2,393,000	$ 0
Series A Preferred Stock [Member]
Going Concern [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 583,000